Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Disclosure of Net Change in Property, Machinery and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		$ 10,152	$ 11,272
Capital expenditures		1,007	1,041
Stripping costs	[1]	44	49
Total capital expenditures		1,051	1,090
Disposal of property, plant and equipment			(90)
Divestitures and reclassifications 2			(693)
Business combinations (note 5.1)		104	2
Depreciation and depletion for the period		(819)	(791)
Impairment losses (note 8)		(92)	(122)
Asset retirement obligations (note 19.3)		282	63
Foreign currency translation effects		673	(579)
Net book value at end of period		11,054	10,152
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		20,906	22,564
Net book value at end of period		22,765	20,906
Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		(10,754)	(11,292)
Net book value at end of period		(11,711)	(10,754)
Land and mineral reserves [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		3,491	3,800
Capital expenditures		97	65
Stripping costs	[1]	44	49
Total capital expenditures		141	114
Disposal of property, plant and equipment			(42)
Divestitures and reclassifications 2			(67)
Business combinations (note 5.1)		67	0
Depreciation and depletion for the period		(40)	(34)
Impairment losses (note 8)		(18)	(36)
Foreign currency translation effects		29	(244)
Net book value at end of period		3,612	3,491
Land and mineral reserves [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		5,120	5,295
Net book value at end of period		5,485	5,120
Land and mineral reserves [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		(1,629)	(1,495)
Net book value at end of period		(1,873)	(1,629)
Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		891	979
Capital expenditures		140	99
Total capital expenditures		140	99
Disposal of property, plant and equipment			(4)
Divestitures and reclassifications 2			(62)
Reclassifications	[2]	107
Business combinations (note 5.1)			0
Depreciation and depletion for the period		(35)	(33)
Impairment losses (note 8)		(27)	(26)
Asset retirement obligations (note 19.3)		111	15
Foreign currency translation effects		208	(77)
Net book value at end of period		1,332	891
Building [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		2,426	2,636
Net book value at end of period		2,994	2,426
Building [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		(1,535)	(1,657)
Net book value at end of period		(1,662)	(1,535)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		4,372	4,562
Capital expenditures		508	695
Total capital expenditures		508	695
Disposal of property, plant and equipment			(44)
Divestitures and reclassifications 2			(205)
Reclassifications	[2]	393
Business combinations (note 5.1)		36	2
Depreciation and depletion for the period		(744)	(724)
Impairment losses (note 8)		(47)	(60)
Asset retirement obligations (note 19.3)		171	48
Foreign currency translation effects		393	98
Net book value at end of period		4,919	4,372
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		11,962	12,702
Net book value at end of period		13,095	11,962
Machinery and equipment [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		(7,590)	(8,140)
Net book value at end of period		(8,176)	(7,590)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	[3]	1,398	1,931
Capital expenditures	[3]	262	182
Total capital expenditures	[3]	262	182
Divestitures and reclassifications 2			(359)
Reclassifications	[2]	(500)
Business combinations (note 5.1)		1
Foreign currency translation effects	[3]	43	(356)
Net book value at end of period	[3]	1,191	1,398
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	[3]	1,398	1,931
Net book value at end of period	[3]	$ 1,191	$ 1,398

[1]	All waste removal costs or stripping costs incurred in the operative phase of surface mines to access the mineral reserves are recognized as part of their carrying amount. The capitalized amounts are subsequently amortized over the expected useful life of exposed ore body based on the units-of-production method.
[2]	As of December 31, 2025, Cemex began commercial operations at its cement plant in the municipality of Maceo, Colombia (the “Maceo Plant”) (note 26.3). In 2025, Cemex reclassified $390 from construction in progress. The carrying amount of the Maceo Plant as of December 31, 2025, is $448.
[3]	As of December 31, 2024, in connection with the cement plant located in the municipality of Maceo in Colombia (the “Maceo Plant”) with an annual capacity of 1.3 million tons of cement, Cemex is performing the last infrastructure works required at the Maceo Plant to initiate commercial operations during 2025, including the access road to the plant, among others. There are also several ongoing processes for the proper operation of the assets and other legal proceedings (note 25.3). As of December 31, 2024, the carrying amount of the Maceo Plant is for an amount in Colombian Pesos equivalent to $335.